Note 8 - Deposits (Details Textual) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deposit Liabilities Reclassified as Loans Receivable	$ 529,000	$ 284,000
Related Party Deposit Liabilities	5,806,000	3,786,000
Minimum Average Yearly Cash Balance With Federal Reserve	$ 0	$ 0